STATEMENTS OF CHANGES IN MEMBERS' EQUITY - USD ($)	Managing Member	Investor Member	Total
Balance at beginning, value at Dec. 31, 2016	$ 16,277,276	$ 18,576,410	$ 34,853,686
Capital Distributions	323,253	323,253	646,506
Net loss	(187,995)	(187,995)	(375,990)
Balance at end, value at Dec. 31, 2017	16,412,534	18,711,668	35,124,202
Capital Contributions	90,000	90,000	180,000
Capital Distributions	(30,637,000)	(30,637,000)	(61,274,000)
Net loss	18,915,047	16,802,509	35,717,556
Balance at end, value at Dec. 31, 2018	4,780,581	4,967,177	9,747,758
Capital Distributions	(5,241,616)	(5,241,616)	(10,483,232)
Net loss	516,176	516,176	1,032,352
Balance at end, value at Dec. 31, 2019	$ 55,141	$ 241,737	$ 296,878